Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 10,582	$ 11,781	$ 8,228
Accounts receivable, net	23,171	24,776	18,376
Contract assets	14,368	10,088	5,654
Prepaid expenses	5,619	4,107	3,207
Other current assets	11,444	10,584	3,276
Total current assets	65,184	61,336	38,741
Property and equipment, net	4,583	5,002	4,882
Intangible assets, net	109,732	114,542	126,440
Goodwill	202,247	200,624	192,980
Deferred tax asset		5	173
Other assets	11,857	9,496	12,080
Total assets	393,603	391,005	375,296
Current liabilities:
Accounts payable	17,208	10,106	13,292
Accrued expenses	32,670	35,220	21,861
Deferred revenue	24,844	26,036	16,015
Current debt	10,456	10,272	25
Other current liabilities	4,619	3,714	3,461
Total current liabilities	89,797	85,348	54,654
Long-term debt – less current portion	85,436	82,723	73,166
Deferred tax liability	7,895	8,097	6,223
Other liabilities	3,617	3,589	3,810
Total liabilities	186,745	179,757	137,853
Temporary equity:
Preference shares, value	359,936	350,675	318,805
Total temporary equity	359,936	350,675	318,805
Shareholders' deficit
Common shares, Value	24	24	24
Additional paid-in capital	2,393	2,393	2,393
Accumulated deficit	(167,820)	(153,237)	(91,019)
Accumulated other comprehensive income	12,325	11,393	7,240
Total shareholders' deficit	(153,078)	(139,427)	(81,362)
Total liabilities, temporary equity and shareholders' deficit	$ 393,603	$ 391,005	$ 375,296